DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			3 Months Ended		12 Months Ended
	Feb. 01, 2021 USD ($) $ / shares shares	Oct. 02, 2020	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares
ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placements Units				$ 6,750,000	$ 6,750,000
Transaction Costs	$ 14,681,886
Underwriting fees	5,250,000
Deferred underwriting fees payable	9,082,500		$ 9,082,500		9,082,500
Other offering costs	$ 349,386
Condition for future business combination number of businesses minimum		1
Payments for investment of cash in Trust Account				$ 241,500,000	241,500,000
Interest withdrawn from trust account					$ 0
Condition for future business combination use of proceeds percentage			80		80
Condition for future business combination threshold Percentage Ownership			50		50
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent			15		15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%		100.00%
Redemption period upon closure			10 days		10 days
Maximum Allowed Dissolution Expenses			$ 100,000		$ 100,000
Cash available for working capital			230,529		525,204
Working capital			184,367		337,406
Initial Public Offering | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares) | shares	24,150,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 241,500,000
Deferred underwriting fees payable			$ 7,350,000		7,350,000
Payments for investment of cash in Trust Account	$ 241,500,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placements Units					$ 6,750,000
Private Placement | ITHAX ACQUISITION CORP. | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Units, net of initial fair value of Private Warrants and offering costs (in shares) | shares			675,000	675,000	675,000
Price of warrant | $ / shares			$ 10.00		$ 10.00
Proceeds from sale of Private Placements Units				$ 6,750,000	$ 6,750,000
Over-allotment option | ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares) | shares	3,150,000
Purchase price, per unit | $ / shares	$ 10.00
Deferred underwriting fees payable			$ 1,732,500		$ 1,732,500